STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows Complementary Information Abstract
(Increase) Decrease in trade receivables and other receivables	$ (233)	$ (41)	$ 19
Increase in inventories	(21)	(40)	(6)
Increase in trade payables and other payables	70	43	3
Increase (Decrease) in salaries and social security payable	15	8	(1)
Decrease in defined benefit plans	(3)	(2)	(2)
Increase (Decrease) in tax liabilities	36	(5)	(20)
Decrease in provisions	(1)	(3)	(5)
Income tax paid	(2)	(13)	(5)
Payments from derivative financial instruments, net	(6)	(12)	(5)
Changes in operating assets and liabilities	$ (145)	$ (65)	$ (22)